INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of intangible assets

			Mineral
		Mining	exploration
	Goodwill	rights	rights	Others	Total
Year ended December 31, 2020
Opening net carrying amount	3,510,892	7,972,911	1,001,332	1,279,325	13,764,460
Additions	—	—	—	7,382	7,382
Disposals	—	(277,715)	—	—	(277,715)
Impairment	—	—	—	(416)	(416)
Amortization	—	(412,599)	—	(46,883)	(459,482)
Business combination	—	—	—	89	89
Transfer from property, plant and equipment (Note 7)	—	149,544	—	284,743	434,287
Currency translation differences	(1,035)	(6,308)	(12,958)	—	(20,301)

Closing net carrying amount	3,509,857	7,425,833	988,374	1,524,240	13,448,304
As of December 31, 2020
Cost	3,509,857	9,876,722	988,374	1,932,329	16,307,282
Accumulated amortization and impairment	—	(2,450,889)	—	(408,089)	(2,858,978)

Net carrying amount	3,509,857	7,425,833	988,374	1,524,240	13,448,304

		Mining	Mineral
		rights and	exploration
	Goodwill	others	rights	Others	Total
Year ended December 31, 2019 (Restated)
Opening net carrying amount	3,510,633	7,682,383	1,113,959	572,390	12,879,365
Additions	—	467,640	—	687,746	1,155,386
Reclassification	—	115,871	(115,871)	—	—
Disposals	—	—	—	(9)	(9)
Amortization	—	(294,766)	—	(44,172)	(338,938)
Transfer from property, plant and equipment (Note 7)	—	—	—	63,370	63,370
Currency translation differences	259	1,783	3,244	—	5,286

Closing net carrying amount	3,510,892	7,972,911	1,001,332	1,279,325	13,764,460
As of December 31, 2019
Cost	3,510,892	10,016,634	1,001,332	1,640,081	16,168,939
Accumulated amortization and impairment	—	(2,043,723)	—	(360,756)	(2,404,479)

Net carrying amount	3,510,892	7,972,911	1,001,332	1,279,325	13,764,460

Schedule of amortisation expenses of intangible assets recognized in profit or loss

	For the year ended December 31
	2018	2019	2020
	(Restated)	(Restated)
Cost of sales	265,108	294,766	371,616
General and administrative expenses	30,793	44,172	87,866

	295,901	338,938	459,482

Schedule of summary of goodwill allocated to each segment

	December 31, 2020		December 31, 2019
	Alumina	Primary aluminum	Alumina	Primary aluminum
Qinghai Branch	—	217,267	—	217,267
Guangxi Branch	189,419	—	189,419	—
Lanzhou Aluminum Co,. Ltd	—	1,924,259	—	1,924,259
PT. Nusapati Prima (“PTNP“)	14,963	—	15,998	—
Shanxi Huaxing	1,163,949	—	1,163,949	—

	1,368,331	2,141,526	1,369,366	2,141,526